Loans and advances to customers	12 Months Ended
Dec. 31, 2024
Loans And Advances To Customers [Abstract]
Loans and advances to customers	Loans and advances to customers
a) Detail
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Financial assets held for trading	26,591	11,634	9,550
Non-trading financial assets mandatorily at fair value through profit or loss	1,042	982	868
Financial assets designated at fair value through profit or loss	4,610	6,219	5,774
Financial assets at fair value through other comprehensive income	10,784	7,669	8,215
Financial assets at amortized cost	1,011,042	1,009,845	1,011,597
Of which:
Impairment losses	(22,125)	(22,788)	(22,684)
	1,054,069	1,036,349	1,036,004
Loans and advances to customers disregarding impairment losses	1,076,194	1,059,137	1,058,688
Note 51 contains a detail of the residual maturity periods of 'Financial assets at amortized cost'.
Note 54 shows the Group’s total exposure, by geographical origin of the issuer.
There are no loans and advances to customers for material amounts without fixed maturity dates.
b) Breakdown
Following is a breakdown of the loans and advances granted to the Group's customers, which reflect the Group's exposure to credit risk in its main activity, without considering the balance of value adjustments for impairment, taking into account the type and situation of the transactions, the geographical area of their residence and the type of interest rate on the transactions:

EUR million
	2024	2023	2022
Loan type and status
Commercial credit	53,209	55,628	56,688
Secured loans	557,463	554,375	565,609
Reverse repurchase agreements	59,648	44,184	39,500
Other term loans	296,339	295,485	290,031
Finance leases	40,120	38,723	39,833
Receivable on demand	10,756	12,277	11,435
Credit cards receivables	24,928	24,371	22,704
Impaired assets	33,731	34,094	32,888
	1,076,194	1,059,137	1,058,688
Geographical area
Spain	198,164	203,680	212,804
European Union (excluding Spain)	223,525	211,368	202,958
United States and Puerto Rico	142,773	126,894	125,436
Other OECD countriesA	372,696	374,812	385,906
South America (non - OECD)	112,979	120,610	112,803
Rest of the world	26,057	21,773	18,781
	1,076,194	1,059,137	1,058,688
Interest rate formula
Fixed rate	678,994	647,349	642,537
Floating rate	397,200	411,788	416,151
	1,076,194	1,059,137	1,058,688
A.Includes, mainly, customers from the United Kingdom.
At 31 December 2024, 2023 and 2022 the Group had granted loans amounting to EUR 16,562 million, EUR 15,544 million and EUR 14,698 million to Spanish public sector agencies which had a rating at 31 December 2024 of A (ratings of A at 31 December 2023 and 31 December 2022), and EUR 13,593 million, EUR 11,530 million, and EUR 12,467 million to the public sector in other countries (at 31 December 2024, the breakdown of this amount by issuer rating was as follows: 3.5% AAA, 13.7% AA, 39.5% A, 31.1% BBB, 10.8% below BBB and 1.4% without rating).
Without considering the public administrations, the amount of the loans and advances at 31 December 2024, 2023 and 2022 amounts to EUR 1,046,039 million, EUR 1,032,063 million and EUR 1,031,523 million, of which, EUR 1,012,389 million, EUR 998,010 million and EUR 998,689 million are classified as performing, respectively.

Following is a detail, by activity, of the loans to customers at 31 December 2024, net of impairment losses:

EUR million
			Secured loans
			Net exposure		Loan to value ratioC
	Total	Without collateral	Of which property collateral	Of which other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	26,902	25,179	169	1,554	73	69	14	1,540	27
Other financial institutions (financial business activity)	109,110	40,813	2,306	65,991	1,976	985	417	64,060	859
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	330,025	174,064	72,803	83,158	29,010	27,544	23,192	47,590	28,625
Of which:
Construction and property development	21,793	1,967	18,275	1,551	7,373	5,984	1,945	2,619	1,905
Civil engineering construction	3,182	1,998	80	1,104	77	50	234	666	157
Large companies	173,280	110,225	20,435	42,620	8,528	7,031	7,125	26,178	14,193
SMEs and individual entrepreneurs	131,770	59,874	34,013	37,883	13,032	14,479	13,888	18,127	12,370
Households – other (broken down by purpose)	564,687	111,389	357,377	95,921	103,138	130,087	120,000	57,983	42,090
Of which:
Residential	350,450	1,910	348,437	103	93,356	120,164	107,941	25,131	1,948
Consumer loans	196,757	105,729	2,382	88,646	5,527	7,273	9,520	29,171	39,537
Other purposes	17,480	3,750	6,558	7,172	4,255	2,650	2,539	3,681	605
TotalA	1,030,724	351,445	432,655	246,624	134,197	158,685	143,623	171,173	71,601
Memorandum item
Refinanced and restructured transactionsB	19,998	6,532	7,594	5,872	3,557	1,845	1,906	1,403	4,755
A.In addition, the Group has granted advances to customers amounting to EUR 23,345 million, bringing the total of loans and advances to EUR 1,054,069 million.
B.Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.
C.The ratio is the carrying amount of the transactions at 31 December 2024 provided by the latest available appraisal value of the collateral.
Note 54 contains information relating to the forborne loan portfolio.

Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' and 'Financial assets at fair value through other comprehensive income' during 2024, 2023 and 2022:

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	929,133	76,654	33,821	1,039,608
Movements
Transfers
To stage 2 from stage 1	(49,316)	49,316		—
To stage 3 from stage 1	(11,517)		11,517	—
To stage 3 from stage 2		(10,083)	10,083	—
To stage 1 from stage 2	21,475	(21,475)		—
To stage 2 from stage 3		2,358	(2,358)	—
To stage 1 from stage 3	447		(447)	—
Net changes on financial assets	43,281	(11,616)	(4,889)	26,776
Write-offs	—	—	(13,212)	(13,212)
Exchange differences and others	(8,090)	(699)	(947)	(9,736)
Balance at the end of the year	925,413	84,455	33,568	1,043,436

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	942,861	66,696	32,617	1,042,174
Movements
Transfers
To stage 2 from stage 1	(43,278)	43,278		—
To stage 3 from stage 1	(12,636)		12,636	—
To stage 3 from stage 2		(9,915)	9,915	—
To stage 1 from stage 2	15,180	(15,180)		—
To stage 2 from stage 3		2,899	(2,899)	—
To stage 1 from stage 3	488		(488)	—
Net changes on financial assets	29,696	(10,673)	(4,218)	14,805
Write-offs	—	—	(13,847)	(13,847)
Exchange differences and others	(3,178)	(451)	105	(3,524)
Balance at the end of the year	929,133	76,654	33,821	1,039,608

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	878,700	67,584	31,287	977,571
Movements
Transfers
To stage 2 from stage 1	(31,811)	31,811		—
To stage 3 from stage 1	(11,143)		11,143	—
To stage 3 from stage 2		(8,487)	8,487	—
To stage 1 from stage 2	18,907	(18,907)		—
To stage 2 from stage 3		3,250	(3,250)	—
To stage 1 from stage 3	456		(456)	—
Net changes on financial assets	86,459	(8,839)	(2,568)	75,052
Write-offs	—	—	(12,235)	(12,235)
Exchange differences and others	1,293	284	209	1,786
Balance at the end of the year	942,861	66,696	32,617	1,042,174
In addition, at 31 December 2024, the Group had EUR 515 million (EUR 694 million at 31 December 2023 and EUR 322 million at 31 December 2022) of exposure in assets purchased with impairment of which EUR 163 million still show signs of additional impairment, which correspond mainly to the business combinations carried out by the Group.

c) Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

EUR million
	2024	2023	2022
Amount at beginning of the year	22,788	22,684	22,964
Impairment losses charged to income for the year	13,608	14,011	11,676
Of which:
Impairment losses charged to profit or loss	23,703	21,413	19,879
Impairment losses reversed with a credit to profit or loss	(10,095)	(7,402)	(8,203)
Change of perimeter	—	(48)	—
Write-off of impaired balances against recorded impairment allowance	(13,212)	(13,847)	(12,235)
Exchange differences and other changes	(1,059)	(12)	279
Amount at end of the year	22,125	22,788	22,684
Which correspond to:
Impaired assets	14,088	14,238	13,931
Other assets	8,037	8,550	8,753
Of which:
Individually calculated	2,258	2,951	2,493
Collective calculated	19,867	19,837	20,191
In addition, provisions for debt securities amounting to EUR 226 million were recorded at 31 December 2024 (provisions amounting to EUR 24 million and EUR 16 million as of 31 December 2023 and 2022, respectively), written-off assets recoveries have been recorded in the year amounting to EUR 1,605 million at 31 December 2024 (EUR 1,592 million and EUR 1,459 million at 31 December 2023 and 2022, respectively).
EUR 415 million were recorded in the account for losses on renegotiation or contractual modification at 31 December 2024 (EUR 513 and EUR 630 million at 31 December 2023 and 2022, respectively) mainly due to the impact of the adjustment of the gross amount of mortgage loans denominated and indexed to foreign currencies in Poland, and of the Moratorium law approved in July 2022 in this same country (see note 25.e.)
With this, the impairment recorded in Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes: 'Financial assets at fair value through other comprehensive income' and 'Financial assets at amortised cost (IFRS 9) and, Loans and receivables (IAS 39)'; amounts EUR 12,644 million at 31 December 2024 (EUR 12,956 million and EUR 10,863 million at 31 December 2023 and 2022, respectively).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers during 2024, 2023 and 2022:

2024
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,596	4,954	14,238	22,788
Transfers
To stage 2 from stage 1	(626)	2,676		2,050
To stage 3 from stage 1	(385)		4,548	4,163
To stage 3 from stage 2		(1,591)	3,444	1,853
To stage 1 from stage 2	109	(725)		(616)
To stage 2 from stage 3		278	(693)	(415)
To stage 1 from stage 3	23		(156)	(133)
Net changes of the exposure and modifications in the credit risk	755	(704)	6,655	6,706
Write-offs	—	—	(13,212)	(13,212)
FX and other movements	(179)	(144)	(736)	(1,059)
Loss allowance at the end of the year	3,293	4,744	14,088	22,125

2023
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	3,626	5,127	13,931	22,684
Transfers
To stage 2 from stage 1	(696)	2,954		2,258
To stage 3 from stage 1	(405)		4,278	3,873
To stage 3 from stage 2		(1,820)	3,721	1,901
To stage 1 from stage 2	149	(905)		(756)
To stage 2 from stage 3		282	(920)	(638)
To stage 1 from stage 3	27		(184)	(157)
Net changes of the exposure and modifications in the credit risk	875	(557)	7,212	7,530
Write-offs	—	—	(13,847)	(13,847)
FX and other movements	20	(127)	47	(60)
Loss allowance at the end of the year	3,596	4,954	14,238	22,788

2022
EUR million
	Stage 1	Stage 2	Stage 3	Total
Loss allowance at the beginning of the year	4,188	5,226	13,550	22,964
Transfers
To stage 2 from stage 1	(713)	3,046		2,333
To stage 3 from stage 1	(557)		4,586	4,029
To stage 3 from stage 2		(1,802)	3,182	1,380
To stage 1 from stage 2	215	(894)		(679)
To stage 2 from stage 3		400	(933)	(533)
To stage 1 from stage 3	9		(161)	(152)
Net changes of the exposure and modifications in the credit risk	414	(1,056)	5,940	5,298
Write-offs	—	—	(12,235)	(12,235)
FX and other movements	70	207	2	279
Loss allowance at the end of the year	3,626	5,127	13,931	22,684
d) Impaired assets and assets with unpaid past-due amounts
The detail of the changes in the balance of the financial assets classified as 'Financial assets Loans to customers' considered to be impaired due to credit risk is as follows:

EUR million
	2024	2023	2022
Balance at beginning of year	34,094	32,888	31,645
Net additions	13,779	14,944	13,060
Written-off assets	(13,212)	(13,847)	(12,235)
Changes in the scope of consolidation	17	(59)	—
Exchange differences and other	(947)	168	418
Balance at end of year	33,731	34,094	32,888
This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
At 31 December 2024, the Group’s written-off assets totalled EUR 49,939 million (EUR 48,138 million and EUR 43,675 million at 31 December 2023 and 2022, respectively).
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2024:

EUR million
	Gross amount	Allowance recognised	Estimated collateral valueA
Without associated real collateral	14,207	8,037	—
With real estate collateral	9,519	2,371	6,979
With other collateral	10,005	3,680	5,789
Total	33,731	14,088	12,768
A.Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.
When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due —assets impaired due to arrears— or other circumstances that may arise which will not result in all contractual cash flows being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.
e) Transferred credits
'Loans and advances to customers' includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. This is mainly due to mortgage loans, loans to companies and consumer loans in which the group retains subordinate financing and/or grants some kind of credit enhancement to new holders.
Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources.
The breakdown of securitized loans held on the balance sheet, according to the nature of the financial instrument in which they are originated, is shown below:

EUR million
	2024	2023	2022
Retained on the balance sheet	80,824	75,738	82,603
Of which
Securitised mortgage assets	17,782	16,994	16,265
Of which: UK assets	9,034	6,096	4,144
Other securitised assets	63,042	58,744	66,338
TotalA	80,824	75,738	82,603
A.Note 22 details the liabilities associated with these securitisation transactions.
At 31 December 2024, Grupo Santander had loans that had been fully derecognised and for which it retained servicing amounting to EUR 14,919 million (EUR 13,923 million and EUR 13,711 million at 31 December 2023 and 2022, respectively).